Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Time charter revenue - related parties	$ 0	$ 66,929	$ 144,681
Amortization of intangible liabilities - related party	0	5,385	6,882
Vessel operating expenses - related parties	19,086	16,642	15,294
Time charter and voyage expenses - related parties	7,995	6,289	3,583
Debt Related Commitment Fees and Debt Issuance Costs	$ 108	$ 21,511
Interest and other finance expenses			$ 5,764